Shareholder Report, Holdings (Details) - Cohen & Steers Preferred Securities & Income SMA Shares, Inc.	Apr. 30, 2025
Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.40%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.60%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
CVS Health Corp., 7.00%, due 3/10/55
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Charles Schwab Corp., 4.00%, Series H
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Barclays PLC, 9.625% (United Kingdom)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
UBS Group AG, 9.25% (Switzerland)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/55 (Japan)
Holdings [Line Items]
Percent of Net Asset Value	1.10%